Convertible Long-Term Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Convertible Long-Term Debt [Abstract]
Convertible Long-Term Debt

8. Convertible long-term debt:

Convertible promissory notes (net of discounts) consist of the following:

in thousands
	December 31, 2011	September 30, 2011
Accentia Class 3 Plan Note	$1,681	$2,241
Accentia Class 5 Plan Debentures	1,333	1,255
Accentia Class 6 Plan Debentures	6,860	6,860
Accentia Class 9 Plan Debentures	15,744	15,889
Accentia Class 13 Plan Notes	3,710	3,855
Biovest Class 8 Option C Promissory Notes	796	1,049
Biovest Exit Financing	198	118

	30,322	31,267
Less current maturities	(23,462)	(16,553)

	$6,860	$14,714

Accentia Class 3 Plan Note:

On November 17, 2010, the effective date of the Plan (the "Effective Date"), the Company issued, a new promissory note in an original principal amount of $4,483,284 (the "Class 3 Plan Note") to Dennis Ryll, the holder by assignment of the Company's previously-issued secured note to Southwest Bank of St. Louis f/k/a Missouri State Bank ("Southwest Bank"), in satisfaction of Southwest Bank's approved pre-Effective Date secured claims. The Company is not obligated to pay the Class 3 Plan Note in cash, and instead may pay through quarterly conversions into shares of the Company's common stock or, subject to certain conditions, by exchanging the quarterly conversion amounts into shares of Biovest common stock owned by the Company. The following are the material terms and conditions of the Class 3 Plan Note:

•	the Class 3 Plan Note matures on August 17, 2012;

•	interest accrues and is payable on the outstanding principal balance of the Class 3 Plan Note from time to time (the "Class 3 Interest") at a fixed rate of six percent (6%) per annum;

•

on the Effective Date and on each of the following seven (7) quarterly anniversaries of the Effective Date (each, a "Class 3 Automatic Conversion Date"), provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 3 Plan Note and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 3 Automatic Conversion Date (the "Class 3 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original principal balance of the Class 3 Plan Note plus the Class 3 Interest as of the Class 3 Automatic Conversion Date (the "Class 3 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the Class 3 Automatic Conversion Price per share of the Company's common stock;

•

the Class 3 Plan Note is secured by a lien on 15.0 million shares of Biovest common stock owned by the Company (the "Class 3 Pledged Shares"), subject to the incremental release of a designated portion of such security upon each quarterly payment under the Class 3 Plan Note. As of December 31, 2011, there remains approximately 7.5 million Class 3 Pledged Shares;

•

if, on any Class 3 Automatic Conversion Date, the Class 3 Automatic Conversion Price is less than $1.00 per share, Mr. Ryll may, at his election, may convert the Class 3 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share of the Company's common stock; and

•

if, on any Class 3 Automatic Conversion Date, the Class 3 Automatic Conversion Price is less than $1.00 per share, and Mr. Ryll does not elect to convert the Class 3 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share of the Company's common stock, then Company, at its election and upon written notice to Mr. Ryll, may either deliver the Class 3 Automatic Conversion Amount by one of the following four methods of payment or combination thereof:

(i)	the number of shares of the Company's common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus after the payment, the difference between (a) the Class 3 Automatic Conversion Amount and (b) the product of the Class 3 Automatic Conversion Price on the Class 3 Automatic Conversion Date and the number of shares of the Company's common stock issued (as determined above); or

(ii)	the number of shares of the Company's common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus in order to pay the shortfall in the Class 3 Automatic Conversion Amount after the payment (as determined above), that number of the Class 3 Pledged Shares that has a value equal to the remaining unpaid portion of the Class 3 Automatic Conversion Amount (as determined above), using a conversion rate equal to the average of the trading price of shares of Biovest common stock for the ten (10) consecutive trading days prior to the Class 3 Automatic Conversion Date (the "Biovest VWAP Price"); or

(iii)	the number of shares of the Company's common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus cash in an amount equal to the shortfall in the Class 3 Automatic Conversion Amount after the payment (as determined above); or

(iv)	the number of the Class 3 Pledged Shares that has a value equal to the Class 3 Automatic Conversion Amount, using a conversion rate equal to the Biovest VWAP Price., i.e., dividing the Automatic Conversion Amount by the Biovest VWAP Price.

As of December 31, 2011, approximately $2.8 million in Class 3 Plan Note principal and approximately $0.2 million in accrued interest had been converted into a combination of the Conversion Shares and Class 3 Pledged Shares at a conversion price equal to $0.36 to $1.36 per share, resulting in the delivery 4,766,828 shares of the Company's common stock and 869,686 shares of Biovest common stock owned by the Company. The principal balance at December 31, 2011 was approximately $1.7 million.

Accentia Class 5 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the secured debentures dated September 29, 2006, outstanding prior to the Effective Date, new debentures (the "Class 5 Plan Debentures") in the original aggregate principal amount of $3,109,880. The Company is not obligated to pay the Class 5 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock or, subject to certain conditions, by exchanging the Class 5 Plan Debentures for shares of Biovest common stock owned by the Company during the term of the Class 5 Plan Debentures which mature on May 17, 2012.

The following are the material terms and conditions of the Class 5 Plan Debentures:

•

the Class 5 Plan Debentures mature on May 17, 2012 (provided, however, in the event that the average of the trading price of shares of Biovest common stock (as determined in accordance with the Class 5 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding such maturity date is below $0.75, then the maturity date will automatically be extended for an additional twelve (12) months [May 17, 2013]), and the outstanding principal together with all accrued but unpaid interest is due on such maturity date;

•	interest accrues and is payable on the outstanding principal amount under the Class 5 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum;

•	each of the Class 5 Plan Debentures is secured by a lien on certain shares of Biovest common stock owned by the Company;
•

at the option of a holder of Class 5 Plan Debentures, all or any portion of the then outstanding balance of such holder's Class 5 Plan Debentures may be converted into shares of the Company's common stock or exchanged for shares of Biovest common stock at the applicable conversion or exchange rate set forth in such holder's Class 5 Plan Debenture; and

•

beginning August 15, 2011, if the trading price of the Company's common stock (determined in accordance with the Class 5 Plan Debentures and the Plan) is at least 150% of the fixed conversion price for a holder of Class 5 Plan Debentures for any ten (10) consecutive trading days (in the case of a conversion into the Company's common stock), or the trading price of shares of Biovest common stock (determined in accordance with the Class 5 Plan Debentures and the Plan) is at least $1.25 for any ten (10) consecutive trading days (in the case of an exchange for shares of Biovest common stock), the Company, at its option, may (a) convert the then outstanding balance of all of the Class 5 Plan Debentures into shares of the Company's common stock at a conversion rate equal to the fixed conversion price for each holder of Class 5 Plan Debentures, or (b) exchange the then outstanding balance of all of the Class 5 Plan Debentures into shares of Biovest common stock owned by the Company at a rate equal to $0.75 per share of Biovest common stock (with certain exceptions set forth in the Class 5 Plan Debentures and the Plan).

On the Effective Date, the Company also executed and delivered warrants (the "Class 5 Plan Warrants") to purchase up to 2,508,960 shares of the Company's common stock or up to 14.4 million shares of Biovest common stock owned by the Company. The Class 5 Plan Warrants: (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013; (b) can only be exercised for cash (no cashless exercise); and (c) are subject to certain call provisions set forth in the Class 5 Plan Warrants and the Plan.

As of December 31, 2011, approximately $1.4 million in Class 5 Plan Debentures principal and $0.05 million in accrued interest had been converted into Biovest common stock at a conversion price equal to $0.75 per share, resulting in the delivery of 1,960,700 shares of Biovest common stock owned by the Company to certain Class 5 Plan Debenture holders. The aggregate principal balance of the Class 5 Plan Debentures at December 31, 2011, was approximately $1.7 million.

Accentia Class 6 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the secured debentures dated June 17, 2008, outstanding prior to the Effective Date, new debentures (the "Class 6 Plan Debentures") in the original aggregate principal amount of $9,730,459. The Class 6 Plan Debentures mature on November 17, 2013, and the outstanding principal together with all accrued but unpaid interest is due in cash on such date.

The following are the material terms and conditions of the Class 6 Plan Debentures:

•

interest accrues and is payable on the outstanding principal under the Class 6 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum and each of the Class 6 Plan Debentures is secured by a lien on certain assets of the Company;

•

at the option of a holder of Class 6 Plan Debentures, such holder may elect to convert all of the then outstanding balance of its Class 6 Plan Debentures into shares of the Company's common stock at a conversion rate equal to $1.10 per share of the Company's common stock; and

•

commencing on May 15, 2011, if the trading price of the Company's common stock (as determined in accordance with the Class 6 Plan Debentures and the Plan) is at least 150% of $1.10 per share for any ten (10) consecutive trading days, the Company, at its option, may convert the then outstanding balance of all of the Class 6 Plan Debentures into shares of the Company's common stock at a conversion rate equal to $1.10 per share of the Company's common stock.

On the Effective Date, the Company also executed and delivered warrants (the "Class 6 Plan Warrants") to purchase up to 2,979,496 shares of the Company's common stock. The Class 6 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 6 Plan Warrants and the Plan.

As of December 31, 2011, approximately $2.9 million in Class 6 Plan Debentures had been converted into the Company's common stock at a conversion price equal to $1.10 per share, resulting in the issuance of approximately 2.6 million shares of the Company's common stock. The aggregate principal balance of the Class 6 Plan Debentures at December 31, 2011, was approximately $6.9 million.

Accentia Class 9 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the debentures dated February 28, 2007, outstanding prior to the Effective Date, new debentures (the "Class 9 Plan Debentures") in the original aggregate principal amount of $19,109,554. The Company is not obligated to pay the Class 9 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock. The Class 9 Plan Debentures mature on November 17, 2012 (the "Class 9 Plan Debenture Maturity Date") and no interest will accrue on the outstanding principal balance of the Class 9 Plan Debentures.

The following are the material terms and conditions of the Class 9 Plan Debentures:

•

on the Effective Date and on each of the following seven quarterly anniversaries of the Effective Date (each, a "Class 9 Automatic Conversion Date") provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 9 Automatic Conversion Date (the "Class 9 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original principal balance of the Class 9 Plan Debentures (the "Class 9 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the lesser of $1.25 per share or the Class 9 Automatic Conversion Price per share;

•

if, on any Class 9 Automatic Conversion Date, the Class 9 Automatic Conversion Price is less than $1.00 per share and therefore the automatic conversion described above does not occur, a holder of Class 9 Plan Debentures may elect to convert the Class 9 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share;

•

any principal amount outstanding under the Class 9 Plan Debentures at the Class 9 Plan Debenture Maturity Date will be due and payable in full, at the election of the Company, in either cash or shares of the Company's common stock at a conversion rate equal to the average trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the Class 9 Plan Debenture Maturity Date (provided that the average trading price for such period is at least $.50 per share);

•

if, at any time during the term of the Class 9 Plan Debentures, the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) is at least $1.50 per share for ten (10) consecutive trading days, a holder of the Class 9 Debentures, at its option, may convert any or all of the then outstanding principal balance of its Class 9 Plan Debenture into shares of the Company's common stock at a conversion rate equal to the Class 9 Automatic Conversion Price used for the initial conversion on the Effective Date but not to exceed $1.25 per share; and

•

if, at any time during the term of the Class 9 Plan Debentures, the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) is at least $1.88 per share for thirty (30) consecutive trading days, the Company, at its option, may require the conversion of up to $5.0 million of the then aggregate outstanding principal balance of the Class 9 Plan Debentures at a conversion rate equal to the Class 9 Automatic Conversion Price used for the initial conversion on the Effective Date but not to exceed $1.25 per share.

On the Effective Date, the Company also executed and delivered warrants (the "Class 9 Plan Warrants") to purchase up to 3,154,612 shares of the Company's common stock. The Class 9 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 9 Plan Warrants and the Plan.

As of December 31, 2011, approximately $3.4 million in Class 9 Plan Debentures principal had been converted into the Company's common stock at an average conversion price of $1.17 per share, resulting in the issuance of approximately 2.9 million shares of the Company's common stock. The aggregate principal balance of the Class 9 Plan Debentures at December 31, 2011 was approximately $15.7 million.

Accentia Class 13 Plan Notes and Warrants:

On the Effective Date, the Company issued, in satisfaction of the convertible preferred stock outstanding prior to the Effective Date of the Plan, new promissory notes (the "Class 13 Plan Notes") in the original aggregate principal amount of $4,903,644. The Class 13 Plan Notes mature on November 17, 2012 (the "Class 13 Plan Notes Maturity Date"), and no interest will accrue on the outstanding principal balance of the Class 13 Plan Notes. The Company has no obligation to pay the Class 13 Plan Notes in cash at maturity, and instead may pay through the conversions by the holders into shares of the Company's common stock.

The following are the material terms and conditions of the Class 13 Plan Notes:

•

on the Effective Date and on each of the following seven quarterly anniversaries of the Effective Date (each, a "Class 13 Automatic Conversion Date"), provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 13 Automatic Conversion Date (the "Class 13 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original balance of the Class 13 Plan Notes (the "Class 13 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the Class 13 Automatic Conversion Price per share;

•

if, on any Class 13 Automatic Conversion Date, the Class 13 Automatic Conversion Price is less than $1.00 per share and therefore the automatic conversion described above does not occur, a holder of Class 13 Plan Notes may elect to convert the Class 13 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share;

•

any principal amount outstanding under the Class 13 Plan Notes at the Class 13 Plan Note Maturity Date will be due and payable in full, at the election of the Company, in either cash or shares of the Company's common stock at a conversion rate equal to the greater of the average of the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the Class 13 Plan Notes Maturity Date or $1.00;

•

if, at any time during the term of the Class 13 Plan Notes, the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) is at least 125% of $1.25 per share for ten (10) consecutive trading days, a holder of Class 13 Plan Notes, at its option, may convert any or all of the then outstanding principal balance of its Class 13 Plan Notes into shares of the Company's common stock at a conversion rate equal to the Class 13 Automatic Conversion Price used for the initial conversion on the Effective Date; and

•

if, at any time during the term of the Class 13 Plan Notes, the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) is at least 150% of $1.25 per share for thirty (30) consecutive trading days, the Company, at its option, may require the conversion of all or any portion of the then aggregate outstanding principal balance of the Class 13 Plan Notes at a conversion rate equal to the Class 13 Automatic Conversion Price used for the initial conversion on the Effective Date.

On the Effective Date, the Company also executed and delivered warrants (the "Class 13 Plan Warrants") to purchase up to 1,072,840 shares of the Company's common stock. The Class 13 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 13 Plan Warrants and the Plan.

As of December 31, 2011, approximately $3.8 million in Class 13 Plan Notes principal had been converted into the Company's common stock at an average conversion price of $1.90 per share, resulting in the issuance of approximately 2.0 million shares of the Company's common stock. The aggregate principal balance of the Class 13 Plan Notes at December 31, 2011 was approximately $3.7 million.

Biovest Class 8 Option C Notes:

On November 17, 2010, the effective date (the "Biovest Effective Date") of Biovest's First Amended Plan of Reorganization (the "Biovest Plan") Biovest became obligated to certain of its unsecured creditors in the aggregate principal amount of approximately $2.7 million. Each such unsecured creditor received an amount equal to 100% of such unsecured creditors' allowed Class 8 unsecured claim (including post-petition interest under the Biovest Plan at the rate of three percent (3%) per annum) in a combination of debt and equity resulting in the issuance of a total of $1.8 million in new notes (the "Option C Notes"), as well as, 0.2 million shares of Biovest common stock, using a conversion rate equal to $1.66 per share. The Option C Notes bear interest at seven percent (7%) and are convertible into shares of Biovest common stock in seven quarterly installments beginning on February 17, 2011 as follows:

•

provided that the average of the volume weighted average prices for shares of Biovest common stock for the ten (10) consecutive trading days immediately preceding each quarterly conversion date ("Ten Day VWAP") is at least $1.00 per share, one-eighth (1/8th) of the Option C Notes plus accrued interest will be automatically converted into shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP;

•

should the Ten Day VWAP be less than $1.00 per share, the Option C Notes will not automatically convert into shares of Biovest common stock, but will instead become payable at maturity (August 17, 2012), unless an Option C Notes holder elects to convert one-eighth (1/8th) of its Option C Notes plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.00 per share;

•

any portion of the Option C Notes and any Option C interest that are outstanding at maturity (August 17, 2012) will be due and payable in full, at Biovest's election, in either cash or in shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP;

•

if, at any time prior to August 17, 2012, the Ten Day VWAP is at least $1.50 per share, an Option C Notes holder, at its option, may convert any or all of its Option C Notes, plus the then accrued and unpaid interest into shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP used for the initial conversion on the Biovest Effective Date ($1.66 per share); and

•

if, at any time prior to August 17, 2012, the volume weighted average price for Biovest common stock is at least $1.88 per share for thirty (30) consecutive trading days, Biovest, at its option, may require the conversion of the then aggregate outstanding balance of the Option C Notes plus the then accrued and unpaid Option C interest at a conversion rate equal to the Ten Day VWAP used for the initial conversion on the Biovest Effective Date ($1.66 per share).

At each quarterly conversion date, from February 17, 2011 and through December 17, 2011 with the Ten Day VWAP at less than $1.00 per share, the holders of the Option C Notes elected to convert one-eighth (1/8th) of the Option C Notes plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.00 per share, resulting in the aggregate issuance of 1,173,252 shares of Biovest common stock.

Biovest Exit Financing:

On October 19, 2010, Biovest completed a financing as part of the Biovest Plan (the "Exit Financing"). Pursuant to the Exit Financing, Biovest issued secured convertible notes in the original aggregate principal amount of $7.0 million (the "Initial Notes") and warrants to purchase shares of Biovest common stock to twelve accredited investors (the "Buyers"). Biovest issued two separate types of warrants to the Buyers, Series A Warrants (the "Initial Series A Warrants") and Series B Warrants (the "Initial Series B Warrants").

On the Biovest Effective Date and pursuant to the Biovest Plan: (a) the Initial Notes were exchanged for new unsecured convertible notes (the "Exchange Notes") in the original aggregate principal amount of $7.04 million, (b) the Initial Series A Warrants were exchanged for new warrants to purchase a like number of shares of Biovest common stock (the "Series A Exchange Warrants"), and (c) the Initial Series B Warrants were exchanged for new warrants to purchase a like number of shares of Biovest common stock (the "Series B Exchange Warrants").

The following are the material terms and conditions of the Exchange Notes:

•	the Exchange Notes mature on November 17, 2012, and all principal and accrued but unpaid interest is due on such date;

•

interest accrues and is payable on the outstanding principal amount of the Exchange Notes at a fixed rate of seven percent (7%) per annum (with a fifteen percent (15%) per annum default rate), and is payable monthly in arrears. The first interest payment was paid on December 1, 2010;

•	interest payments are payable at Biovest's election in either cash or subject to certain specified conditions, in shares of Biovest common stock;

•

Biovest may from time to time, subject to certain conditions, redeem all or any portion of the outstanding principal amount of the Exchange Notes for an amount, in cash, equal to 110% of the sum of the principal amount being redeemed and certain make-whole interest payments;

•

the Buyers may convert all or a portion of the outstanding balance of the Exchange Notes into shares of Biovest common stock at a conversion rate of $0.91 per share, subject to anti-dilution adjustments in certain circumstances; and

•

in the event that the average of the daily volume weighted average price of Biovest common stock is at least 150% of the then-effective conversion price for any ten (10) consecutive trading days, Biovest, at its option, may upon written notice to the Buyers, convert the then outstanding balance of the Exchange Notes into shares of Biovest common stock at the conversion price then in effect under the Exchange Notes.

The following are the material terms and conditions of the Series A Exchange Warrants:

•	the Series A Exchange Warrants give the Buyers the right to purchase an aggregate of 8,733,096 shares of Biovest common stock;

•	the Series A Exchange Warrants have an exercise price of $1.20 per share and expire on November 17, 2017; and

•

if Biovest issues or sells any options or convertible securities after the issuance of the Series A Exchange Warrants that are convertible into or exchangeable or exercisable for shares of common stock at a price which varies or may vary with the market price of the shares of Biovest common stock, including by way of one or more reset(s) to a fixed price, the Buyers have the right to substitute any of the applicable variable price formulations for the exercise price upon exercise of the warrants held.

On December 22, 2010, the Series B Exchange Warrants were exercised on a cashless basis and an aggregate of 1,075,622 shares of Biovest common stock were issued to the Buyers.

As of December 31, 2011, a total of $5.8 million in principal on the Exchange Notes had been converted to common stock, resulting in the issuance to the Buyers of 6.9 million shares of Biovest common stock. The remaining aggregate principal balance outstanding on the Exchange Notes is $1.3 million as of December 31, 2011.

The Exchange Notes and Series A Exchange and Series B Exchange Warrants contain conversion and adjustment features required to be classified as derivative instruments and recorded at fair value. As a result, the Exchange Notes have been recorded at a discount which will be amortized to interest expense over two years.

Future maturities of convertible debt are as follows:

in thousands
12 Months ending December 31,

2012	$24,923
2013	6,859

Total maturities	31,782
Less unamortized discount:	(1,460)

$30,322

10. Convertible long-term debt:

Convertible promissory notes consist of the following:

in thousands
	September 30, 2011	September 30, 2010
Accentia Class 3 Plan Notes	$2,241	$—
Accentia Class 5 Plan Debentures	1,255	—
Accentia Class 6 Plan Debentures	6,860	—
Accentia Class 9 Plan Debentures	15,889	—
Accentia Class 13 Plan Notes	3,855	—
Biovest Class 8 Option C Promissory Note	1,049	—
Biovest Exit Financing	118	—

	31,267	—
Less current maturities	(16,553)	—

	$14,714	$—

Accentia Class 3 Plan Note:

On November 17, 2010, the effective date of the Plan (the "Effective Date"), the Company issued, a new promissory note in an original principal amount of $4,483,284 (the "Class 3 Plan Note") to Dennis Ryll, the holder by assignment of the Company's previously-issued secured note to Southwest Bank of St. Louis f/k/a Missouri State Bank ("Southwest Bank"), as payment of the Company's obligation to Southwest Bank prior to the Effective Date. The Company is not obligated to pay the Class 3 Plan Note in cash, and instead may pay through quarterly conversions into shares of the Company's common stock or, subject to certain conditions, by exchanging the quarterly conversion amounts into shares of Biovest common stock owned by the Company. The following are the material terms and conditions of the Class 3 Plan Note:

•	the Class 3 Plan Note matures on August 17, 2012;

•	interest accrues and is payable on the outstanding principal balance of the Class 3 Plan Note from time to time (the "Class 3 Interest") at a fixed rate of six percent (6%) per annum;

•

on the Effective Date and on each of the following seven (7) quarterly anniversaries of the Effective Date (each, a "Class 3 Automatic Conversion Date"), provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 3 Plan Note and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 3 Automatic Conversion Date (the "Class 3 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original principal balance of the Class 3 Plan Note plus the Class 3 Interest as of the Class 3 Automatic Conversion Date (the "Class 3 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the Class 3 Automatic Conversion Price per share of the Company's common stock;

•

the Class 3 Plan Note is secured by a lien on 15 million shares of Biovest common stock owned by the Company (the "Class 3 Pledged Shares"), subject to the incremental release of a designated portion of such security upon each quarterly payment under the Class 3 Plan Note. As of September 30, 2011, there remains approximately 7.5 million Class 3 Pledged Shares;

•

if, on any Class 3 Automatic Conversion Date, the Class 3 Automatic Conversion Price is less than $1.00 per share, Mr. Ryll may, at his election, may convert the Class 3 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share of the Company's common stock; and

•

if, on any Class 3 Automatic Conversion Date, the Class 3 Automatic Conversion Price is less than $1.00 per share, and Mr. Ryll does not elect to convert the Class 3 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share of the Company's common stock, then Company, at its election and upon written notice to Mr. Ryll, may either deliver the Class 3 Automatic Conversion Amount by one of the following four methods of payment or combination thereof:

(i)	the number of shares of the Company's common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus after the payment, the difference between (a) the Class 3 Automatic Conversion Amount and (b) the product of the Class 3 Automatic Conversion Price on the Class 3 Automatic Conversion Date and the number of shares of the Company's common stock issued (as determined above); or

(ii)	the number of shares of our common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus in order to pay the shortfall in the Class 3 Automatic Conversion Amount after the payment (as determined above), that number of the Class 3 Pledged Shares that has a value equal to the remaining unpaid portion of the Class 3 Automatic Conversion Amount (as determined above), using a conversion rate equal to the average of the trading price of shares of Biovest common stock for the ten (10) consecutive trading days prior to the Class 3 Automatic Conversion Date (the "Biovest VWAP Price"); or

(iii)	the number of shares of our common stock determined by dividing the Class 3 Automatic Conversion Amount by $1.00 plus cash in an amount equal to the shortfall in the Class 3 Automatic Conversion Amount after the payment (as determined above); or

(iv)	the number of the Class 3 Pledged Shares that has a value equal to the Class 3 Automatic Conversion Amount, using a conversion rate equal to the Biovest VWAP Price., i.e., dividing the Automatic Conversion Amount by the Biovest VWAP Price.

As of September 30, 2011, approximately $2.2 million in Class 3 Plan Debentures principal and approximately $0.2 million in accrued interest had been converted into a combination of the Conversion Shares and Class 3 Pledged Shares at a conversion price equal to $0.39 to $1.36 per share, resulting in the delivery 3,102,088 shares of the Company's common stock and 869,686 shares of Biovest common stock owned by the Company. The principal balance at September 30, 2011 was approximately $2.2 million.

Accentia Class 5 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the secured debentures dated September 29, 2006, outstanding prior to the Effective Date, new debentures (the "Class 5 Plan Debentures") in the original aggregate principal amount of $3,109,880. The Company is not obligated to pay the Class 5 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock or, subject to certain conditions, by exchanging the Class 5 Plan Debentures for shares of Biovest common stock owned by the Company during the term of the Class 5 Plan Debentures which mature on May 17, 2012.

The following are the material terms and conditions of the Class 5 Plan Debentures:

•

the Class 5 Plan Debentures mature on May 17, 2012 (provided, however, in the event that the average of the trading price of shares of Biovest common stock (as determined in accordance with the Class 5 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding such maturity date is below $0.75, then the maturity date will automatically be extended for an additional twelve (12) months [May 17, 2013]), and the outstanding principal together with all accrued but unpaid interest is due on such maturity date;

•	interest accrues and is payable on the outstanding principal amount under the Class 5 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum;

•	each of the Class 5 Plan Debentures is secured by a lien on certain shares of Biovest common stock owned by the Company;

•

at the option of a holder of Class 5 Plan Debentures, all or any portion of the then outstanding balance of such holder's Class 5 Plan Debentures may be converted into shares of the Company's common stock or exchanged for shares of Biovest common stock at the applicable conversion or exchange rate set forth in such holder's Class 5 Plan Debenture;

•

commencing on August 15, 2011, if the trading price of the Company's common stock (determined in accordance with the Class 5 Plan Debentures and the Plan) is at least 150% of the fixed conversion price for a holder of Class 5 Plan Debentures for any ten (10) consecutive trading days (in the case of a conversion into the Company's common stock), or the trading price of shares of Biovest common stock (determined in accordance with the Class 5 Plan Debentures and the Plan) is at least $1.25 for any ten (10) consecutive trading days (in the case of an exchange for shares of Biovest common stock), the Company, at its option, may (a) convert the then outstanding balance of all of the Class 5 Plan Debentures into shares of the Company's common stock at a conversion rate equal to the fixed conversion price for each holder of Class 5 Plan Debentures, or (b) exchange the then outstanding balance of all of the Class 5 Plan Debentures into shares of Biovest common stock owned by the Company at a rate equal to $0.75 per share of Biovest common stock (with certain exceptions set forth in the Class 5 Plan Debentures and the Plan); and

•

if a holder of Class 5 Plan Debentures elects to receive shares of Biovest common stock during the period of November 17, 2010 through February 17, 2011, then such holder would have been subject to certain restrictions set forth in the Class 5 Plan Debentures and the Plan regarding the shares of Biovest common stock.

On the Effective Date, the Company also executed and delivered warrants (the "Class 5 Plan Warrants") to purchase up to 2,508,960 shares of the Company's common stock or up to 14.4 million shares of Biovest common stock owned by the Company. The Class 5 Plan Warrants: (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013; (b) can only be exercised for cash (no cashless exercise); and (c) are subject to certain call provisions set forth in the Class 5 Plan Warrants and the Plan.

As of September 30, 2011, approximately $1.1 million in Class 5 Plan Debentures principal and $25,653 in accrued interest had been converted into Biovest common stock at a conversion price equal to $0.75 per share, resulting in the delivery of 1,488,683 shares of Biovest common stock owned by the Company to certain Class 5 Plan Debenture holders. Additionally, approximately $3.3 million converted on the Effective Date into approximately 1.3 million shares of the Company's common stock at a conversion price of $2.67 per share. The principal balance at September 30, 2011 was approximately $2.0 million, net of a discount of approximately $.08 million.

Accentia Class 6 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the secured debentures dated June 17, 2008, outstanding prior to the Effective Date, new debentures (the "Class 6 Plan Debentures") in the original aggregate principal amount of $9,730,459. The Class 6 Plan Debentures mature on November 17, 2013, and the outstanding principal together with all accrued but unpaid interest is due in cash on such date.

The following are the material terms and conditions of the Class 6 Plan Debentures:

•

interest accrues and is payable on the outstanding principal under the Class 6 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum and each of the Class 6 Plan Debentures is secured by a lien on certain assets of the Company;

•

at the option of a holder of Class 6 Plan Debentures, such holder may elect to convert all of the then outstanding balance of its Class 6 Plan Debentures into shares of the Company's common stock at a conversion rate equal to $1.10 per share of the Company's common stock; and

•

commencing on May 15, 2011, if the trading price of the Company's common stock (as determined in accordance with the Class 6 Plan Debentures and the Plan) is at least 150% of $1.10 per share for any ten (10) consecutive trading days, the Company, at its option, may convert the then outstanding balance of all of the Class 6 Plan Debentures into shares of the Company's common stock at a conversion rate equal to $1.10 per share of the Company's common stock.

On the Effective Date, the Company also executed and delivered warrants (the "Class 6 Plan Warrants") to purchase up to 2,979,496 shares of the Company's common stock. The Class 6 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 6 Plan Warrants and the Plan.

As of September 30, 2011, approximately $2.9 million in Class 6 Plan Debentures had been converted into the Company's common stock at a conversion price equal to $1.10 per share, resulting in the issuance of approximately 2.6 million shares of the Company's common stock. The principal balance at September 30, 2011 was approximately $6.9 million.

Accentia Class 9 Plan Debentures and Warrants:

On the Effective Date, the Company issued, in satisfaction of the debentures dated February 28, 2007, outstanding prior to the Effective Date, new debentures (the "Class 9 Plan Debentures") in the original aggregate principal amount of $19,109,554. The Company is not obligated to pay the Class 9 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock. The Class 9 Plan Debentures mature on November 17, 2012 (the "Class 9 Plan Debenture Maturity Date") and no interest will accrue on the outstanding principal balance of the Class 9 Plan Debentures.

The following are the material terms and conditions of the Class 9 Plan Debentures:

•

on the Effective Date and on each of the following seven quarterly anniversaries of the Effective Date (each, a "Class 9 Automatic Conversion Date") provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 9 Automatic Conversion Date (the "Class 9 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original principal balance of the Class 9 Plan Debentures (the "Class 9 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the lesser of $1.25 per share or the Class 9 Automatic Conversion Price per share;

•

if, on any Class 9 Automatic Conversion Date, the Class 9 Automatic Conversion Price is less than $1.00 per share and therefore the automatic conversion described above does not occur, a holder of Class 9 Plan Debentures may elect to convert the Class 9 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share;

•

any principal amount outstanding under the Class 9 Plan Debentures at the Class 9 Plan Debenture Maturity Date will be due and payable in full, at the election of the Company, in either cash or shares of the Company's common stock at a conversion rate equal to the average trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the Class 9 Plan Debenture Maturity Date (provided that the average trading price for such period is at least $.50 per share);

•

if, at any time during the term of the Class 9 Plan Debentures, the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) is at least $1.50 per share for ten (10) consecutive trading days, a holder of the Class 9 Debentures, at its option, may convert any or all of the then outstanding principal balance of its Class 9 Plan Debenture into shares of the Company's common stock at a conversion rate equal to the Class 9 Automatic Conversion Price used for the initial conversion on the Effective Date but not to exceed $1.25 per share; and

•

if, at any time during the term of the Class 9 Plan Debentures, the trading price of the Company's common stock (as determined in accordance with the Class 9 Plan Debentures and the Plan) is at least $1.88 per share for thirty (30) consecutive trading days, the Company, at its option, may require the conversion of up to $5.0 million of the then aggregate outstanding principal balance of the Class 9 Plan Debentures at a conversion rate equal to the Class 9 Automatic Conversion Price used for the initial conversion on the Effective Date but not to exceed $1.25 per share.

On the Effective Date, the Company also executed and delivered warrants (the "Class 9 Plan Warrants") to purchase up to 3,154,612 shares of the Company's common stock. The Class 9 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 9 Plan Warrants and the Plan.

As of September 30, 2011, a total of approximately $3.2 million of the original principal amount of the Class 9 Plan Debentures had been converted into the Company's common stock at an average conversion price of $1.17 per share, resulting in the issuance of approximately 2.7 million shares of the Company's common stock. The principal balance at September 30, 2011 was approximately $15.9 million.

Accentia Class 13 Plan Note and Warrants:

On the Effective Date, the Company issued, in satisfaction of the convertible preferred stock outstanding prior to the Effective Date of the Plan, new promissory notes (the "Class 13 Plan Notes") in the original aggregate principal amount of $4,903,644. The Class 13 Plan Notes mature on November 17, 2012 (the "Class 13 Plan Notes Maturity Date"), and no interest will accrue on the outstanding principal balance of the Class 13 Plan Notes. The Company has no obligation to pay the Class 13 Plan Notes in cash at maturity, and instead may pay through the conversions by the holders into shares of the Company's common stock.

The following are the material terms and conditions of the Class 13 Plan Notes:

•

on the Effective Date and on each of the following seven quarterly anniversaries of the Effective Date (each, a "Class 13 Automatic Conversion Date"), provided that the average of the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the then applicable Class 13 Automatic Conversion Date (the "Class 13 Automatic Conversion Price") is at least $1.00 per share, one-eighth (1/8th) of the original balance of the Class 13 Plan Notes (the "Class 13 Automatic Conversion Amount") will be automatically converted into shares of the Company's common stock at a conversion rate equal to the Class 13 Automatic Conversion Price per share;

•

if, on any Class 13 Automatic Conversion Date, the Class 13 Automatic Conversion Price is less than $1.00 per share and therefore the automatic conversion described above does not occur, a holder of Class 13 Plan Notes may elect to convert the Class 13 Automatic Conversion Amount into shares of the Company's common stock at a conversion rate equal to $1.00 per share;

•

any principal amount outstanding under the Class 13 Plan Notes at the Class 13 Plan Note Maturity Date will be due and payable in full, at the election of the Company, in either cash or shares of the Company's common stock at a conversion rate equal to the greater of the average of the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) for the ten (10) consecutive trading days ending on the trading day that is immediately preceding the Class 13 Plan Notes Maturity Date or $1.00;

•

if, at any time during the term of the Class 13 Plan Notes, the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) is at least 125% of $1.25 per share for ten (10) consecutive trading days, a holder of Class 13 Plan Notes, at its option, may convert any or all of the then outstanding principal balance of its Class 13 Plan Notes into shares of the Company's common stock at a conversion rate equal to the Class 13 Automatic Conversion Price used for the initial conversion on the Effective Date; and

•

if, at any time during the term of the Class 13 Plan Notes, the trading price of the Company's common stock (as determined in accordance with the Class 13 Plan Notes and the Plan) is at least 150% of $1.25 per share for thirty (30) consecutive trading days, the Company, at its option, may require the conversion of all or any portion of the then aggregate outstanding principal balance of the Class 13 Plan Notes at a conversion rate equal to the Class 13 Automatic Conversion Price used for the initial conversion on the Effective Date.

On the Effective Date, the Company also executed and delivered warrants (the "Class 13 Plan Warrants") to purchase up to 1,072,840 shares of the Company's common stock. The Class 13 Plan Warrants (a) have an exercise price of $1.50 per share with a expiration date of November 17, 2013, (b) can only be exercised for cash (no cashless exercise), and (c) are subject to certain call provisions set forth in the Class 13 Plan Warrants and the Plan.

As of September 30, 2011, a total of approximately $3.7 million of the outstanding principal amount of the Class 13 Plan Notes had been converted into the Company's common stock at an average conversion price of $1.96 per share, resulting in the issuance of approximately 1.9 million shares of the Company's common stock. The principal balance at September 30, 2011 was approximately $3.9 million.

Biovest Class 8 Option C Notes:

On November 17, 2010, the effective date (the "Biovest Effective Date") of Biovest's First Amended Plan of Reorganization (the "Biovest Plan") Biovest became obligated to certain of its unsecured creditors in the aggregate principal amount of approximately $2.0 million. Each such unsecured creditor received an amount equal to 100% of such unsecured creditor's allowed Class 8 unsecured claim (including post-petition interest under the Biovest Plan at the rate of three percent (3%) per annum) in a combination of debt and equity resulting in the issuance of a total of $1.8 million in new notes (the "Option C Notes"), as well as, 0.2 million shares of Biovest common stock, using a conversion rate equal to $1.66 per share. The Option C Notes bear interest at seven percent (7%) and are convertible into shares of Biovest common stock in seven quarterly installments beginning on February 17, 2011 as follows:

•

provided that the average of the volume weighted average prices for shares of Biovest common stock for the ten (10) consecutive trading days immediately preceding each quarterly conversion date ("Ten Day VWAP") is at least $1.00 per share, one-eighth (1/8th) of the Option C Notes plus accrued interest will be automatically converted into shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP;

•

should the Ten Day VWAP be less than $1.00 per share, the Option C Notes will not automatically convert into shares of Biovest common stock, but will instead become payable at maturity (August 17, 2012), unless an Option C Notes holder elects to convert one-eighth (1/8th) of its Option C Notes plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.00 per share;

•

any portion of the Option C Notes and any Option C interest that are outstanding at maturity (August 17, 2012) will be due and payable in full, at Biovest's election, in either cash or in shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP;

•

if, at any time prior to August 17, 2012, the Ten Day VWAP is at least $1.50 per share, an Option C Notes holder, at its option, may convert any or all of its Option C Notes, plus the then accrued and unpaid interest into shares of Biovest common stock at a conversion rate equal to the Ten Day VWAP used for the initial conversion on the Biovest Effective Date ($1.66 per share); and

•

if, at any time prior to August 17, 2012, the volume weighted average price for Biovest common stock is at least $1.88 per share for thirty (30) consecutive trading days, Biovest, at its option, may require the conversion of the then aggregate outstanding balance of the Option C Notes plus the then accrued and unpaid Option C interest at a conversion rate equal to the Ten Day VWAP used for the initial conversion on the Biovest Effective Date ($1.66 per share).

On February 17, 2011, May 17, 2011 and again on August 17, 2011, with Biovest's Ten Day VWAP at less than $1.00 per share, the Option C Notes holder elected to convert one-eighth of the Option C Notes plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.00 per share, resulting in the issuance of 901,645 shares of Biovest common stock.

Biovest Exit Financing:

On October 19, 2010, Biovest completed a financing as part of the Biovest Plan (the "Exit Financing"). Pursuant to the Exit Financing, Biovest issued secured convertible notes in the original aggregate principal amount of $7.0 million (the "Initial Notes") and warrants to purchase shares of Biovest common stock to twelve (12) accredited investors (the "Buyers"). Biovest issued two separate types of warrants to the Buyers, Series A Warrants (the "Initial Series A Warrants") and Series B Warrants (the "Initial Series B Warrants").

On the Biovest Effective Date: (a) the Initial Notes were exchanged pursuant to the terms of the Biovest Plan for new unsecured convertible notes (the "Exchange Notes") in the original aggregate principal amount of $7.04 million, (b) the Initial Series A Warrants were exchanged pursuant to the terms of the Biovest Plan for new warrants to purchase a like number of shares of Biovest common stock (the "Series A Exchange Warrants"), and (c) the Initial Series B Warrants were exchanged pursuant to the terms of the Biovest Plan for new warrants to purchase a like number of shares of Biovest common stock (the "Series B Exchange Warrants").

The following are the material terms and conditions of the Exchange Notes:

•	the Exchange Notes mature on November 17, 2012, and all principal and accrued but unpaid interest is due on such date;

•

interest accrues and is payable on the outstanding principal amount of the Exchange Notes at a fixed rate of seven percent (7%) per annum (with a fifteen percent (15%) per annum default rate), and is payable monthly in arrears. The first interest payment was paid on December 1, 2010;

•	interest payments are payable at Biovest's election in either cash or subject to certain specified conditions, in shares of Biovest common stock;

•

Biovest may from time to time, subject to certain conditions, redeem all or any portion of the outstanding principal amount of the Exchange Notes for an amount, in cash, equal to 110% of the sum of the principal amount being redeemed and certain make-whole interest payments;

•

the Buyers may convert all or a portion of the outstanding balance of the Exchange Notes into shares of Biovest common stock at a conversion rate of $0.91 per share, subject to anti-dilution adjustments in certain circumstances; and

•

in the event that the average of the daily volume weighted average price of Biovest common stock is at least 150% of the then-effective conversion price for any ten (10) consecutive trading days, Biovest, at its option, may upon written notice to the holders of the Exchange Notes, convert the then outstanding balance of the Exchange Notes into shares of Biovest common stock at the conversion price then in effect under the Exchange Notes.

The following are the material terms and conditions of the Series A Exchange Warrants:

•	the Series A Exchange Warrants give the Buyers the right to purchase an aggregate of 8,733,096 shares of Biovest common stock;

•	the Series A Exchange Warrants have an exercise price of $1.20 per share and expire on November 17, 2017; and

•

if Biovest issues or sells any options or convertible securities after the issuance of the Series A Exchange Warrants that are convertible into or exchangeable or exercisable for shares of common stock at a price which varies or may vary with the market price of the shares of Biovest common stock, including by way of one or more reset(s) to a fixed price, the Buyers have the right to substitute any of the applicable variable price formulations for the exercise price upon exercise of the warrants held.

On December 22, 2010, the Series B Exchange Warrants were exercised by a cashless exercise and an aggregate of 1,075,622 shares of Biovest common stock were issued to the Buyers.

As of September 30, 2011, a total of $5.8 million in principal on the Exchange Notes had been converted to common stock, resulting in the issuance to the Buyers of 6.9 million shares of the Biovest common stock. The remaining principal balance outstanding on the Exchange Notes is $1.3 million as of September 30, 2011.

The Exchange Notes and Exchange A and Exchange B Warrants contain conversion and adjustment features required to be classified as derivative instruments and recorded at fair value. As a result, the Exchange Notes have been recorded at a discount which will be amortized to interest expense over two (2) years.

Future maturities of convertible debt are as follows:

in thousands

12 Months ending September 30,
2012	$17,323
2013	15,862

Total maturities	33,185
Less unamortized discount:	(1,918)

$31,267